UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     Washington, StateD.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sector Gamma ASA
Address:  Filipstad Brygge 2, P.O. Box 1994 Vika
          Oslo, Norway 0125

Form 13F File Number:     28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tonje Vegarud
Title:     Head of Settlements
Phone:     +47 23012909

Signature, Place and Date of Signing:

 /s/ Tonje Vegarud          Oslo, Norway          February 10, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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                             FORM 13F SUMMARY PAGE
Report Summary:

Number of other Included Managers:                            0

Form 13F Information Table Entry Total                       36

Form 13F Information Table Value Total:    $489,593 (thousands)

List of Other Included Managers:  None

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Column 1                      Column 2   Column 3   Column 4              Column 5      Column 6   Column 7         Column 8
                                                                Shares or
                              Title of               Value      Principal   SH/  PUT/  Investment   Other       Voting Authority
Name of Issuer                 Class      Cusip    (x$1,000)      Amount    PRN  CALL  Discretion  Managers    Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                  COM     532457108    38,779     1,106,707   SH            SOLE       NONE   1,106,707
ABBOTT LABS                     COM     002824100    38,251       798,400   SH            SOLE       NONE     798,400
BRISTOL MYERS SQUIBB CO         COM     110122108    37,842     1,429,081   SH            SOLE       NONE   1,429,081
ST JUDE MED INC                 COM     790849103    36,648       857,266   SH            SOLE       NONE     857,266
ONYX PHARMACEUTICALS INC        COM     683399109    31,166       845,300   SH            SOLE       NONE     845,300
CVS CAREMARK CORPORATION        COM     126650100    22,920       659,200   SH            SOLE       NONE     659,200
QUEST DIAGNOSTICS INC           COM     74834L100    21,879       405,400   SH            SOLE       NONE     405,400
WATSON PHARMACEUTICALS INC      COM     942683103    20,127       389,680   SH            SOLE       NONE     389,680
CARDINAL HEALTH INC             COM     14149Y108    19,098       498,500   SH            SOLE       NONE     498,500
MEDTRONIC INC                   COM     585055106    18,806       507,045   SH            SOLE       NONE     507,045
LIFE TECHNOLOGIES CORP          COM     53217V109    18,101       326,150   SH            SOLE       NONE     326,150
FOREST LABS INC                 COM     345838106    15,488       484,300   SH            SOLE       NONE     484,300
BARD C R INC                    COM     067383109    14,656       159,700   SH            SOLE       NONE     159,700
THERMO FISHER SCIENTIFIC INC    COM     883556102    13,674       247,000   SH            SOLE       NONE     247,000
MEDCO HEALTH SOLUTIONS INC      COM     58405U102    13,173       215,000   SH            SOLE       NONE     215,000
CUBIST PHARMACEUTICALS INC      COM     229678107    12,660       591,600   SH            SOLE       NONE     591,600
BIOGEN IDEC INC                 COM     09062X103    12,525       186,800   SH            SOLE       NONE     186,800
ENDO PHARMACEUTICALS HLDGS I    COM     29264F205     9,856       275,996   SH            SOLE       NONE     275,996
AETNA INC NEW                   COM     00817Y108     9,199       301,500   SH            SOLE       NONE     301,500
TELEFLEX INC                    COM     879369106     8,906       165,500   SH            SOLE       NONE     165,500
WELLPOINT INC                   COM     94973V107     8,830       155,300   SH            SOLE       NONE     155,300
COMMUNITY HEALTH SYS INC NEW    COM     203668108     8,427       225,500   SH            SOLE       NONE     225,500
GENZYME CORP                    COM     372917104     7,875       110,610   SH            SOLE       NONE     110,610
GEN-PROBE INC NEW               COM     36866T103     7,475       128,100   SH            SOLE       NONE     128,100
THORATEC CORP                 COM NEW   885175307     6,505       229,700   SH            SOLE       NONE     229,700
ALERE INC                       COM     01449J105     5,636       154,000   SH            SOLE       NONE     154,000
TENET HEALTHCARE CORP           COM     88033G100     5,352       800,000   SH            SOLE       NONE     800,000
MARTEK BIOSCIENCES CORP         COM     572901106     5,058       161,600   SH            SOLE       NONE     161,600
VIROPHARMA INC                  COM     928241108     4,926       284,400   SH            SOLE       NONE     284,400
CHARLES RIV LABS INTL INC       COM     159864107     3,874       109,000   SH            SOLE       NONE     109,000
HOLOGIC INC                     COM     436440101     3,826       203,300   SH            SOLE       NONE     203,300
MOMENTA PHARMACEUTICALS INC     COM     60877T100     3,419       228,400   SH            SOLE       NONE     228,400
AUXILIUM PHARMACEUTICALS INC    COM     05334D107     2,869       135,970   SH            SOLE       NONE     135,970
PAR PHARMACEUTICAL COS INC      COM     69888P106       851        22,100   SH            SOLE       NONE      22,100
MCKESSON CORP                   COM     58155Q103       563         8,000   SH            SOLE       NONE       8,000
LIFEPOINT HOSPITALS INC         COM     53219L109       353         9,600   SH            SOLE       NONE       9,600

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